Offerings	Feb. 05, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering Note	Debt Securities - separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Fee Calculation or Carry Forward Rule/Fee Rate/Amount of Registered Fee - the registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay pay-as-you-go registration fees in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. Amount Registered/Proposed Maximum Offering Price per Unit/Maximum Aggregate Offering Price - an unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.00001 per share
Fee Rate	0.01531%
Offering Note	Class A Common Stock - separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Fee Calculation or Carry Forward Rule/Fee Rate/Amount of Registered Fee - the registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay pay-as-you-go registration fees in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. Amount Registered/Proposed Maximum Offering Price per Unit/Maximum Aggregate Offering Price - an unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.00001 par value per share
Fee Rate	0.01531%
Offering Note	Preferred Stock, $0.00001 par value per share - separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Fee Calculation or Carry Forward Rule/Fee Rate/Amount of Registered Fee - the registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay pay-as-you-go registration fees in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. Amount Registered/Proposed Maximum Offering Price per Unit/Maximum Aggregate Offering Price - an unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering Note	Warrants - Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Representing rights or obligations to purchase debt securities, Class A Common Stock Preferred Stock, or other securities, property or assets. Fee Calculation or Carry Forward Rule/Fee Rate/Amount of Registered Fee - the registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay pay-as-you-go registration fees in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. Amount Registered/Proposed Maximum Offering Price per Unit/Maximum Aggregate Offering Price - an unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares
Fee Rate	0.01531%
Offering Note	Depositary Shares - Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Each depositary share will be issued under a deposit agreement and will be evidenced by a depositary receipt. Fee Calculation or Carry Forward Rule/Fee Rate/Amount of Registered Fee - the registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay pay-as-you-go registration fees in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. Amount Registered/Proposed Maximum Offering Price per Unit/Maximum Aggregate Offering Price - an unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01531%
Offering Note	Purchase Contracts - Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Fee Calculation or Carry Forward Rule/Fee Rate/Amount of Registered Fee - the registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay pay-as-you-go registration fees in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. Amount Registered/Proposed Maximum Offering Price per Unit/Maximum Aggregate Offering Price - an unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees
Fee Rate	0.01531%
Offering Note	Guarantees - Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Representing rights or obligations to purchase debt securities, Class A Common Stock Preferred Stock, or other securities, property or assets. Fee Calculation or Carry Forward Rule/Fee Rate/Amount of Registered Fee - the registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay pay-as-you-go registration fees in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. Amount Registered/Proposed Maximum Offering Price per Unit/Maximum Aggregate Offering Price - an unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Offering Note	Units - Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. Fee Calculation or Carry Forward Rule/Fee Rate/Amount of Registered Fee - the registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay pay-as-you-go registration fees in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. Amount Registered/Proposed Maximum Offering Price per Unit/Maximum Aggregate Offering Price - an unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.